ACCUMULATED OTHER COMPREHENSIVE LOSS (Tables)	12 Months Ended
Dec. 31, 2017
ACCUMULATED OTHER COMPREHENSIVE LOSS [Abstract]
Schedule of accumulated other comprehensive loss (AOCL), net of tax
A summary of changes in accumulated other comprehensive loss (“AOCL”), net of tax during the years ended December 31 follows:
	Unrealized Gains (Losses) on Securities Available for Sale	Dispropor- tionate Tax Effects from Securities Available for Sale	Unrealized Gains on Cash Flow Hedges	Dispropor- tionate Tax Effects from Cash Flow Hedges	Total
2017
Balances at beginning of period	$(3,310)	$(5,798)	$—	$—	$(9,108)
Cumulative effect of change in accounting	300	—	—	—	300
Balances at beginning of period, as adjusted	(3,010)	(5,798)	—	—	(8,808)
Other comprehensive income before reclassifications	2,763	—	210	—	2,973
Amounts reclassified from AOCL	(140)	—	12	—	(128)
Net current period other comprehensive income	2,623	—	222	—	2,845
Disproportionate tax effects due to change in tax rate	(83)	83	47	(47)	—
Reclassification of certain deferred tax effects (1)	—	(83)	—	47	(36)
Balances at end of period	$(470)	$(5,798)	$269	$—	$(5,999)
2016
Balances at beginning of period	$(238)	$(5,798)	$—	$—	$(6,036)
Other comprehensive loss before reclassifications	(2,876)	—	—	—	(2,876)
Amounts reclassified from AOCL	(196)	—	—	—	(196)
Net current period other comprehensive loss	(3,072)	—	—	—	(3,072)
Balances at end of period	$(3,310)	$(5,798)	$—	$—	$(9,108)
2015
Balances at beginning of period	$162	$(5,798)	$—	$—	$(5,636)
Other comprehensive loss before reclassifications	(351)	—	—	—	(351)
Amounts reclassified from AOCL	(49)	—	—	—	(49)
Net current period other comprehensive loss	(400)	—	—	—	(400)
Balances at end of period	$(238)	$(5,798)	$—	$—	$(6,036)

(1)	Amounts reclassified to accumulated deficit due to early adoption of ASU 2018-02. See note #1.

Summary of reclassifications out of each component of AOCL
A summary of reclassifications out of each component of AOCL for the years ended December 31 follows:
AOCL Component	Reclassified From AOCL	Affected Line Item in Consolidated Statements of Operations
(In thousands)
2017
Unrealized gains (losses) on securities available for sale
	$215	Net gains on securities
	—	Net impairment loss recognized in earnings
	215	Total reclassifications before tax
	75	Income tax expense
	$140	Reclassifications, net of tax

Unrealized gains on cash flow hedges
	$18	Interest expense
	6	Income tax expense
	$12	Reclassification, net of tax
	$128	Total reclassifications for the period, net of tax

2016
Unrealized gains (losses) on securities available for sale
	$301	Net gains on securities
	—	Net impairment loss recognized in earnings
	301	Total reclassifications before tax
	105	Income tax expense
	$196	Reclassifications, net of tax

2015
Unrealized gains (losses) on securities available for sale
	$75	Net gains on securities
	—	Net impairment loss recognized in earnings
	75	Total reclassifications before tax
	26	Income tax expense
	$49	Reclassifications, net of tax